8. Subsequent Events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 8. Subsequent Events

On April 11th, the Company acquired a SimXperience simulation rig with all applicable software to be used for driving & spotter training and for general motorsports related marketing purposes. The simulation rig was acquired for $11,100 from a consultancy firm and includes assembly and custom fabrication as needed.

The Dashub, Inc. warrants expired unexercised at April 30, 2018.